CONTINGENT LIABILITIES - Additional Information (Details) $ in Thousands, ¥ in Millions		1 Months Ended	5 Months Ended	12 Months Ended
	Jun. 27, 2019 CNY (¥)	Feb. 28, 2019 CNY (¥)	Aug. 31, 2018	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 29, 2018 CNY (¥)	Sep. 02, 2016	Jun. 29, 2016
Contingent Liability | $								$ 23,549
Proceeds from Sale of Equity Method Investments | $					$ 7,245		$ 22,640	$ 1,502
Interest Expense, Debt				¥ 7.8
Payables of Earnout Commitment | $									$ 21,913	$ 22,188
Shareholder Loan [Member]
Debt Instrument, Face Amount						¥ 88.0
Longde Wenchuang the Buyer [Member]
Cash Payments						56.7
GreatView Media Dispute [Member]
Contingent Liability						18.7
Concession Fees Due											¥ 24.4
Accrued Electricity Current											¥ 2.9
Payment Of Security Deposit To Court		¥ 27.3				¥ 27.3
Payments for Rent		¥ 3.3
AM Advertising [Member]
Equity interest retained						20.32%				20.32%
Disposal Group, Including Discontinued Operation, Consideration				304.5
Variable Interest Entity, Measure of Activity, Operating Income or Loss						¥ 152.0
Proceeds from Sale of Cost Method Investments				¥ 56.7
Loss Contingency Accrual, Provision						¥ 152.6
Payment of Settlements	¥ 56.7
AM Advertising [Member] | Linghang Shengshi [Member]
Equity interest retained													24.84%
AM Advertising [Member] | AirMedia Group Inc [Member]
Equity interest retained						20.18%				20.18%
Cost Method Investment, Sale of Ownership Percentage			20.18%
AM Advertising [Member] | Mr. Man Guo [Member]
Cost Method Investment, Sale of Ownership Percentage			0.14%
AM Advertising [Member] | Longde Wenchuang the Buyer [Member]
Equity interest retained													28.57%
AM Advertising [Member] | Linghang Shengshi [Member]
Equity interest retained												75.00%
AM Advertising [Member] | Culture Center [Member]
Equity interest retained													46.43%
AM Advertising [Member] | Shanghai Golden Bridge InfoTech Co., Ltd. [Member]
Equity interest retained													75.00%